The Security Benefit Group of Companies®

May 6, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:	Variflex Separate Account (Variflex ES) File Nos.: 333-36529 and 811-3957

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Variflex ES Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 8 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 9 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 28, 2005.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate
General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place • Topeka, Kansas 66636-0001 • (785) 438-3000 • www.securitybenefit.com